--------------------------------------------------------------------------------

SHORT TERM                                600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================




Dear Shareholder:




We are pleased to present the semi-annual report of Short Term Income Fund, Inc. for the period September 1, 1997 through February 28, 1998.

The Fund's Money Market Portfolio had 72,427 shareholders and net assets of $1,198,579,457 as of February 28, 1998. The Government Portfolio had 13,053 shareholders and net assets of $789,250,144 as of February 28, 1998.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,




\s\Steven W. Duff


Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 1998
(UNAUDITED)
================================================================================

      Face                                                                 Maturity                          Value
     Amount                                                                  Date         Yield             (Note 1)
     ------                                                                  ----         -----              ------
 Certificates of Deposit (5.42%)
 -----------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Chase Manhattan Bank (USA)                                04/06/98       5.65%        $  20,000,000
     25,000,000  Chase Manhattan Bank (USA)                                07/07/98       5.62            25,000,000
     20,000,000  PNC Bank, N.A.                                            05/27/98       5.67            19,998,115
 --------------                                                                                        -------------
     65,000,000  Total Certificates of Deposit                                                            64,998,115
 --------------                                                                                        -------------
 Commercial Paper (13.42%)
 -----------------------------------------------------------------------------------------------------------------------------------
 $   30,000,000  Bank of America Corp.                                     04/14/98       5.43%        $  29,807,934
     20,000,000  Bank of America Corp.                                     07/13/98       5.43            19,609,128
     15,000,000  Bear Stearns Cos. Inc.                                    05/12/98       5.54            14,838,475
     15,000,000  Bear Stearns Cos. Inc.                                    06/05/98       5.52            14,785,854
     15,000,000  Deutsche Bank Funding, Inc.                               04/13/98       5.48            14,905,325
     12,700,000  Island Finance Puerto Rico, Inc.                          03/13/98       5.58            12,678,579
      5,300,000  Island Finance Puerto Rico, Inc.                          04/15/98       5.52             5,264,696
     12,700,000  Island Finance Puerto Rico, Inc.                          04/17/98       5.47            12,612,532
     15,000,000  Island Finance Puerto Rico, Inc.                          05/05/98       5.52            14,854,667
      9,000,000  Island Finance Puerto Rico, Inc.                          05/15/98       5.53             8,899,175
     12,700,000  Pitney Bowes Credit                                       05/15/98       5.44            12,560,596
 --------------                                                                                       -------------
    162,400,000  Total Commercial Paper                                                                  160,816,961
 --------------                                                                                        -------------
 LOC Commercial Paper (26.27%)
 -----------------------------------------------------------------------------------------------------------------------------------
 $   10,000,000  Alfa-Russia Finance Co.
                 LOC Societe Generale                                      07/31/98       5.90%        $   9,761,755
     15,000,000  Alfa-Russia Finance Co.
                 LOC Societe Generale                                      08/03/98       5.52            14,655,425
      9,850,000  Banco Bandeirantes
                 LOC Barclays Bank PLC                                     06/08/98       5.84             9,700,915
     10,000,000  Banco Bandeirantes
                 LOC Barclays Bank PLC                                     06/18/98       5.81             9,834,400
     10,000,000  Banco De Credito Nacional, S.A.
                 LOC Barclays Bank PLC                                     11/20/98       5.55             9,610,614
      5,000,000  Banco Mercantil Del Norte, S.A.
                 LOC Bayerische Vereinsbank, A.G.                          11/06/98       5.56             4,815,325
     12,000,000  Banco Nacional de Mexico, S.A.
                 LOC Barclays Bank PLC                                     04/09/98       5.51            11,930,967
     16,000,000  Banco Rio de La Plata, S.A.
                 LOC Bayerische Vereinsbank, A.G.                          03/13/98       5.51            15,973,258
     10,000,000  Cemex S.A. de C.V.
                 LOC Credit Suisse/First Boston                            05/11/98       5.53             9,893,639

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                 Maturity                          Value
     Amount                                                                  Date         Yield             (Note 1)
     ------                                                                  ----         -----              ------
 LOC Commercial Paper (Continued)
 -----------------------------------------------------------------------------------------------------------------------------------
 $   15,000,000  China Ocean Shipping Company
                 LOC Credit Suisse/First Boston                            04/06/98       5.57%        $  14,919,646
      5,000,000  ContiFinancial Corporation
                 LOC Dresdner Bank A.G.                                    05/07/98       5.70             4,949,308
     16,000,000  Dean Health System Inc.
                 LOC Rabobank Nederland                                    03/23/98       5.53            15,948,853
     35,000,000  Dean Health System Inc.
                 LOC Rabobank Nederland                                    04/22/98       5.54            34,727,787
     20,000,000  Dixie Overseas Ltd.
                 LOC Credit Agricole                                       08/17/98       5.58            19,493,200
     10,000,000  Garanti Funding Corporation
                 LOC Bayerische Vereinsbank, A.G.                          07/30/98       5.51             9,776,250
     20,000,000  Generale Trust & Banking
                 LOC Credit Suisse/First Boston                            05/04/98       5.58            19,807,500
     15,000,000  Guandong Enterprises (Holdings) Ltd.
                 LOC Credit Suisse/First Boston                            08/12/98       5.55            14,633,250
     18,000,000  Pemex Capital, Inc.
                 LOC Societe Generale                                      06/18/98       5.53            17,706,240
     12,250,000  TEB Funding Corporation II
                 LOC Societe Generale                                      05/01/98       5.83            12,133,625
     20,000,000  Transportadora de Gas del Sur S.A.
                 LOC Dresdner Bank A.G.                                    04/20/98       5.51            19,851,911
     10,000,000  Transportadora de Gas del Sur S.A.
                 LOC Dresdner Bank A.G.                                    04/24/98       5.52             9,919,764
     25,000,000  Unifunding Inc.
                 LOC Unibank                                               05/05/98       5.51            24,758,667
 --------------                                                                                        -------------
    319,100,000  Total Letter of Credit Commercial Paper                                                 314,802,299
 --------------                                                                                        -------------
 US Government Agencies (0.83%)
 -----------------------------------------------------------------------------------------------------------------------------------
 $   10,000,000  Federal Farm Credit Bank (f)                              03/03/98       5.44%        $  10,000,000
 --------------                                                                                        -------------
     10,000,000  Total US Government Agencies                                                             10,000,000
 --------------                                                                                        -------------
 Loan Participations (7.93%)
 -----------------------------------------------------------------------------------------------------------------------------------
 $   40,000,000  GMAC Mortgage Corporation with Bank One Ohio (g)          03/02/98       5.79%        $  40,000,000
     25,000,000  Marsh & McLennan Companies with Chase Manhattan Bank (i)  08/24/98       5.88            25,000,000
     20,000,000  Marsh & McLennan Companies with Chase Manhattan Bank      11/24/98       5.60            20,000,000
     10,000,000  Marsh & McLennan Companies with Chase Manhattan Bank      11/24/98       5.65            10,000,000
 --------------                                                                                        -------------
     95,000,000  Total Loan Participations                                                                95,000,000
 --------------                                                                                        -------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1998
(UNAUDITED)
================================================================================

      Face                                                                 Maturity                          Value
     Amount                                                                  Date         Yield             (Note 1)
     ------                                                                  ----         -----              ------
 Master Notes (11.26%)
 -----------------------------------------------------------------------------------------------------------------------------------
 $    5,000,000  Donaldson, Lufkin & Jenrette (a)                          02/05/99       5.67%        $   5,000,000
     45,000,000  J.P. Morgan Securities Inc. (c)                           04/02/98       5.63            45,000,000
     40,000,000  The Goldman Sachs Group L.P. (b)                          04/28/98       5.71            40,000,000
     45,000,000  Williamette Industries Incorporated (d)                   07/09/98       5.65            45,000,000
 --------------                                                                                        -------------
    135,000,000  Total Master Notes                                                                      135,000,000
 --------------                                                                                        -------------
 Other Notes (20.34%)
 -----------------------------------------------------------------------------------------------------------------------------------
 $    4,100,000  Allegheny Co, PA (Union Electric Steel Corp.)
                 LOC PNC Bank, N.A.                                        11/01/27       5.65%        $   4,100,000
      1,755,000  B & V Land Company, L.L.C.
                 LOC First Michigan Bank                                   09/01/27       5.60             1,755,000
      3,955,000  Bollman Capital, LLC - Series 1996A (e)
                 LOC First of America/Michigan National Bank               12/15/26       5.60             3,955,000
      9,348,000  Capital One Funding Corporation
                 Floating Rate Ohio Notes - Series 1997D
                 LOC Bank One                                              07/02/18       5.57             9,348,000
      2,360,000  Carriage Inn Retirement Community of Cadiz, Inc.- Series 1996 (e)
                 LOC Key Bank, N.A.                                        10/01/17       5.61             2,360,000
      2,740,000  Carriage Inn Retirement Community of Dayton, Inc.- Series 1996 (e)
                 LOC Key Bank, N.A.                                        10/01/16       5.61             2,740,000
     10,000,000  Cleveland, OH
                 LOC Credit Suisse/First Boston/Union Bank of Switzerland  03/09/98       5.60            10,000,000
     11,000,000  Development Authority of Douglas City, GA
                 LOC Nations Bank                                          11/01/18       5.70            11,000,000
      7,285,000  Dickson Press, Inc. - Series 1997 (e)
                 LOC First Michigan Bank                                   01/01/27       5.60             7,285,000
      5,000,000  First Metroplitan Title Company (e)
                 LOC Michigan National Bank                                05/01/22       5.58             5,000,000
      3,130,000  Greensboro, NC Public Improvement - Series C (e)          04/01/14       5.65             3,130,000
      4,755,000  Growth Properties I, Ltd. L.P 1997 (e)
                 LOC Columbus Bank & Trust Company                         08/01/12       5.75             4,755,000
      7,000,000  Illinois Health Facilities (Loyola University) (e)
                 MBIA Insured                                              07/01/24       5.65             7,000,000
      9,000,000  Illinois Student Assistance Commission (e)
                 MBIA Insured                                              09/01/32       5.56             9,000,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                 Maturity                          Value
     Amount                                                                  Date         Yield             (Note 1)
     ------                                                                  ----         -----              ------
 Other Notes (Continued)
 -----------------------------------------------------------------------------------------------------------------------------------
 $    1,725,000  KBL Capital Fund, Inc. (e)
                 LOC Old Kent Bank & Trust Co.                             07/01/15       5.60%        $  1,725,000
      4,000,000  LKWP Investments, L.L.C. (e)
                 LOC First Michigan Bank                                   03/01/27       5.60            4,000,000
      2,275,000  Labelle Capital Funding - Series A (e)
                 LOC First of America/Michigan National Bank               09/01/26       5.60            2,275,000
      1,750,000  Labelle Capital Fundunf - Series 13 (e)
                 LOC First of America/Michigan National Bank               09/01/26       5.60            1,750,000
      5,000,000  Lam Funding, L.L.C.
                 LOC First of America                                      12/15/27       5.62            5,000,000
      1,000,000  Machining Center
                 LOC Comerica Bank                                         10/01/27       5.60            1,000,000
      4,265,000  Massachusetts IFA (E. Nazarene College)
                 LOC State Street Bank & Trust Co.                         10/01/13       5.50            4,265,000
      2,000,000  Miami Valley Realty Associates (e)
                 LOC Key Bank, N.A.                                        06/01/12       5.59            2,000,000
      1,000,000  Mt. Carmel East Professional Office Building - Series 1994 (e)
                 LOC National City Bank                                    01/01/14       5.65            1,000,000
      3,000,000  Mubea, Inc. Project
                 LOC Fifth Third Bank                                      12/01/04       5.65            3,000,000
      5,000,000  New Federal Cold Storage
                 LOC National City Bank, PA                                11/01/12       5.65            5,000,000
        500,000  New Orleans Aviation Board
                 Taxable Refunding Bonds - Series 1993A (e)
                 MBIA Insured                                              08/01/11       5.55              500,000
     25,000,000  New York City GO Bonds
                 FGIC Insured                                              05/21/98       5.66           25,000,000
     13,000,000  New York State HFA (Housing RB) - Series 1997B (e)
                 LOC Fleet Bank                                            05/01/13       5.60           13,000,000
      8,365,000  New York, State Taxable - Series G                        08/01/98       5.73            8,360,789
      3,720,000  Opportunity Aviation, Ltd. Project
                 LOC National City Bank, Northwest                         12/02/02       5.65            3,720,000
      6,000,000  Oregon State (Georgia Pacific) - Series 1995B
                 LOC Commerzbank A.G.                                      03/10/98       5.95            6,000,000
      1,100,000  Pennsylvania EDFA (CEO Deux, Inc.) (e)
                 LOC PNC Bank, N.A.                                        08/01/08       5.65            1,100,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1998
(UNAUDITED)
================================================================================

       Face                                                                Maturity                        Value
     Amount                                                                  Date         Yield           (Note 1)
     ------                                                                  ----         -----            ------
 Other Notes (Continued)
 -----------------------------------------------------------------------------------------------------------------------------------
 $   1,300,000  Pennsylvania EDFA (Cambria Rowe Business Col.)
                LOC PNC Bank, N.A.                                         12/01/14       5.65%         $  1,300,000
     1,300,000  Pennsylvania EDFA (Southstar Canal Rd Ltd.)
                LOC PNC Bank, N.A.                                         12/01/10       5.65             1,300,000
    10,000,000  PRD Financial L.L.C.
                LOC First of America                                       04/01/27       5.62            10,000,000
     4,500,000  Polar Plastics, Inc. (e)
                LOC PNC Bank, N.A.                                         08/01/17       5.61             4,500,000
     2,610,000  SDR Capital, L.L.C. (e)
                LOC First Michigan Bank                                    10/15/01       5.60             2,610,000
     2,555,000  SEI, Inc.
                LOC First Michigan Bank                                    09/01/27       5.60             2,555,000
     1,000,000  Soaring Eagle Partners L.P.
                LOC PNC Bank, N.A.                                         10/01/12       5.61             1,000,000
     3,000,000  Sojourn Project (e)
                LOC First National Bank of Ohio                            07/01/12       5.75             3,000,000
     1,775,000  Valley City Linen Co. (e)
                LOC First Michigan Bank                                    02/15/02       5.60             1,775,000
     3,000,000  Van Wert County, OH
                LOC Bank One, Ohio                                         10/01/17       5.62             3,000,000
    11,620,000  Washington State Housing Finance Commission
                (Country Manor One Proj.) (e)
                LOC U.S. Bank of Washington                                01/01/12       5.80            11,620,000
     4,500,000  Windsor Medical Center, Inc. (e)
                LOC First National Bank of Ohio                            12/03/18       5.75             4,500,000
    14,000,000  Winston - Salem, NC COP (e)                                04/15/98       5.54            14,000,000
     6,000,000  Winston - Salem, NC COP (e)                                04/23/98       5.53             6,000,000
     1,500,000  Wulfeck Family Partnership Project
                LOC Star Bank, N.A.                                        09/01/17       5.61             1,500,000
     5,000,000  Zylstra Funding, Inc. (e)
                LOC First Michigan Bank                                    06/01/27       5.60             5,000,000
 -------------                                                                                          ------------
   243,788,000  Total Other Notes                                                                        243,783,789
 -------------                                                                                          ------------
 Repurchase Agreements, Overnight (3.50%)
 -----------------------------------------------------------------------------------------------------------------------------------
 $  42,000,000  The Goldman Sachs Group L.P. (Collateralized by $70,838,254,
                GNMA's, 6.00% to 9.50%, due 12/15/17 to 10/20/27)          03/02/98       5.68%         $ 42,000,000
 -------------                                                                                          ------------
    42,000,000  Total Repurchase Agreements, Overnight                                                    42,000,000
 -------------                                                                                          ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                 Maturity                         Value
     Amount                                                                  Date          Yield           (Note 1)
     ------                                                                  ----          -----            ------
 Short Term Bank Notes (1.67%)
------------------------------------------------------------------------------------------------------------------------------------
 $  20,000,000  NationsBank                                                12/22/98        5.53%       $   20,042,706
 -------------                                                                                         --------------
    20,000,000  Total Short Term Bank Notes                                                                20,042,706
 -------------                                                                                         --------------
 Yankee Certificates of Deposit (9.18%)
------------------------------------------------------------------------------------------------------------------------------------
 $  10,000,000  Barclays Bank Floating Rate (h)                            04/18/98        5.65%       $   10,000,000
    20,000,000  Bayerische Vereinsbank                                     02/26/99        5.66            19,990,516
    20,000,000  Canadian Imperial Bank of Commerce                         04/14/98        5.43            20,002,356
    40,000,000  Deutsche Bank A.G.                                         04/20/98        5.50            40,000,492
    20,000,000  Swiss Bank Corporation                                     07/02/98        5.42            20,017,221
 -------------                                                                                         --------------
   110,000,000  Total Yankee Certificates of Deposit                                                      110,010,585
 -------------                                                                                         --------------
                Total Investments (99.82%) (Cost $1,196,454,455+)                                       1,196,454,455
                Cash and Other Assets, Net of Liabilities (0.18%)                                           2,125,002
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $1,198,579,457
                                                                                                       ==============
                Net asset value, offering and redemption price per share:
                Class A shares, 939,571,655 shares outstanding (Note 3)                                $         1.00
                                                                                                       ==============
                Class B shares, 260,739,915 shares outstanding (Note 3)                                $         1.00
                                                                                                       ==============

                +  Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) The interest rate is adjusted monthly based on 1 month LIBOR +.05% (30 day put).

(b) The interest rate is adjusted daily based on opening Federal Funds rate +.10% (daily put).

(c) The interest rate is adjusted monthly based on 1 month LIBOR (daily put).

(d) The interest rate is adjusted monthly based on 1 month LIBOR +.03% (7 day put).

(e) Securities payable on demand at par including accrued interest (with 7 days notice). Interest is adjusted weekly.

(f) The interest rate is adjusted monthly based on a 3 month T-Bill +.23%.

(g) The interest rate is adjusted monthly based on 1 month LIBOR +.08%.

(h) The interest rate changes daily based on prime minus 2.87%.

(i) The interest rate is adjusted quarterly based on 3 month LIBOR flat.

(j) The interest rate is adjusted monthly based on 1 month LIBOR +.07%.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 1998
(UNAUDITED)
================================================================================

      Face                                                                         Maturity                        Value
     Amount                                                                          Date          Yield          (Note 1)
     ------                                                                          ----          -----           ------
Repurchase Agreements, Overnight (78.18%)
----------------------------------------------------------------------------------------------------------------------------------
 $ 120,000,000  Canadian Imperial Bank of Commerce (Collateralized by $121,958,000,
                U.S. Treasury Bill, due 05/28/98,
                U.S. Treasury Notes, 5.000% to 6.750%, due 05/15/98 to 05/31/99)   03/02/98        5.63%       $ 120,000,000
    67,000,000  Fuji Bank, Ltd. (Collateralized by $60,923,000,
                U.S. Treasury Bond, 8.000%, due 11/15/21
                U.S. Treasury Bill, due 07/02/98)                                  03/02/98        5.62           67,000,000
   170,000,000  Morgan Stanley & Company, Inc. (Collateralized by $195,928,301,
                GNMA 5.000% to 8.000%, due 01/15/23 to 11/20/27)                   03/02/98        5.69          170,000,000
   220,000,000  The Goldman Sachs Group L.P. (Collateralized by $315,198,676,
                GNMA 6.500% to 8.000%, due 08/20/21 to 02/20/28)                   03/02/98        5.68          220,000,000
    40,000,000  The Goldman Sachs Group L.P. (Collateralized by $60,772,290,
                GNMA 7.000% to 8.500%, due 01/20/22 to 06/20/27)                   03/09/98        5.47           40,000,000
 -------------                                                                                                 -------------
   617,000,000  Total Repurchase Agreements, Overnight                                                           617,000,000
 -------------                                                                                                 -------------
U.S. Government Obligations ( 21.56%)
----------------------------------------------------------------------------------------------------------------------------------
 $  10,000,000  U.S. Treasury Bill                                                 03/05/98        5.67%       $   9,995,531
    10,000,000  U.S. Treasury Bill                                                 03/05/98        5.74            9,995,467
    10,000,000  U.S. Treasury Note, 6.12%                                          03/31/98        5.52           10,003,457
    10,000,000  U.S. Treasury Note, 5.87%                                          04/30/98        5.48           10,004,626
    10,000,000  U.S. Treasury Note, 5.87%                                          04/30/98        5.48           10,004,577
    10,000,000  U.S. Treasury Note, 6.12%                                          05/15/98        5.46           10,010,993
    10,000,000  U.S. Treasury Note, 6.12%                                          05/15/98        5.53           10,009,601
    10,000,000  U.S. Treasury Note, 6.00%                                          05/31/98        5.55           10,007,720
    15,000,000  U.S. Treasury Note, 6.00%                                          05/31/98        5.58           15,010,439
    10,000,000  U.S. Treasury Note, 6.25%                                          06/30/98        5.53           10,019,703
    10,000,000  U.S. Treasury Note, 6.25%                                          06/30/98        5.55           10,018,847
    15,000,000  U.S. Treasury Note, 6.00%                                          09/30/98        5.48           15,037,684
    10,000,000  U.S. Treasury Note, 6.00%                                          09/30/98        5.56           10,020,528
     5,000,000  U.S. Treasury Note, 6.00%                                          09/30/98        5.56            5,010,264
     5,000,000  U.S. Treasury Note, 6.00%                                          09/30/98        5.57            5,009,909
    10,000,000  U.S. Treasury Note, 5.87%                                          10/31/98        5.41           10,018,593
    10,000,000  U.S. Treasury Note, 5.87%                                          10/31/98        5.55           10,008,946
 -------------                                                                                                 -------------
   170,000,000  Total U.S. Government Obligations                                                                170,186,885
 -------------                                                                                                 -------------
                Total Investments (99.74%) (Cost $787,186,885+)                                                  787,186,885
                Cash and Other Assets, Net of Liabilities (0.26%)                                                  2,063,259
                                                                                                               -------------
                Net Assets (100.00%)                                                                           $ 789,250,144
                                                                                                               =============
                Net asset value, offering and redemption price per share:
                Class A Shares, 702,629,510 shares outstanding (Note 3)                                        $        1.00
                                                                                                               =============
                Class B Shares,  86,620,634 shares outstanding (Note 3)                                        $        1.00
                                                                                                               =============
                +  Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1998
(UNAUDITED)
================================================================================


                                                                                 Money Market      U.S. Government
                                                                                  Portfolio            Portfolio
                                                                               ---------------     ---------------
INVESTMENT INCOME
 Income:
    Interest..............................................................     $    32,514,324     $    21,772,539
                                                                               ---------------     ---------------
 Expenses: (Note 2)
    Investment management fee.............................................           1,676,539           1,004,792
    Administration fee....................................................           1,192,318             817,991
    Distribution fee (Class A)............................................           1,110,555             876,063
    Custodian expenses....................................................              50,776              25,268
    Shareholder servicing and related shareholder expenses................             996,839             447,423
    Legal, compliance and filing fees.....................................              77,751              36,872
    Audit and accounting..................................................              47,144              29,220
    Directors' fees ......................................................              13,571               7,571
    Miscellaneous.........................................................              26,929              14,105
                                                                               ---------------     ---------------
        Total expenses....................................................           5,192,422           3,259,305
        Less:
           Fees waived....................................................    (        286,000)              --
           Expenses paid indirectly.......................................    (        --     )   (          1,129)
                                                                               ---------------     ---------------
                Net expenses..............................................           4,906,422           3,258,176
                                                                               ---------------     ---------------
 Net investment income....................................................          27,607,902          18,514,363
                                                                               ---------------     ---------------
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments...................................              47,274               -0-
                                                                               ---------------     ---------------
Increase in net assets from operations....................................     $    27,655,176     $    18,514,363
                                                                               ===============     ===============



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                       Money Market Portfolio              U.S. Government Portfolio
                                                  -------------------------------       -------------------------------
                                                    Six Months                            Six Months
                                                      Ended             Year                Ended              Year
                                                 February 28, 1998     Ended           February 28, 1998      Ended
                                                   (Unaudited)    August 31, 1997        (Unaudited)     August 31, 1997
                                                    ---------      --------------         ---------      ---------------
 INCREASE (DECREASE) IN NET ASSETS

 Operations:
   Net investment income..................        $   27,607,902   $   47,631,811       $   18,514,363   $   35,413,961
   Net realized gain (loss) on investments                47,274           52,064               -0-             187,048
                                                  --------------   --------------       --------------   --------------
   Increase in net assets from operations             27,655,176       47,683,875           18,514,363       35,601,009
 Dividends to shareholders:
   Net investment income
     Class A..............................        (   21,056,446)  (   35,478,855)      (   16,543,868)  (   29,587,255)
     Class B..............................        (    6,283,314)  (   12,152,956)      (    1,970,495)  (    5,826,706)
   Net realized gain on investments
     Class A..............................                --               --                  --        (      154,608)*
     Class B..............................                --               --                  --        (       32,440)*
 Capital share transactions (Note 3):
     Class A..............................           137,035,410       44,913,178       (   32,951,058)      68,960,418
     Class B..............................        (    7,211,483)      47,570,497           17,653,604   (   57,202,131)
                                                  --------------   --------------       --------------   --------------
     Total increase (decrease)............           130,139,343       92,535,739       (   15,297,454)      11,758,287
 Net assets:
     Beginning of period..................         1,068,440,114      975,904,375          804,547,598      792,789,311
                                                  --------------   --------------       --------------   --------------
     End of period (including undistributed
        net investment income of $451,764
        and $183,622 for the Money Market
        Portfolio)........................        $1,198,579,457   $1,068,440,114       $  789,250,144   $  804,547,598
                                                  ==============   ==============       ==============   ==============



     * Represents a Long Term Capital Gain distribution of .000262202 per share declared to shareholders of record as of October 22, 1996 and paid on November 15,1996.




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio, with each Portfolio having two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. With respect to the Money Market Portfolio, realized capital gains and losses are excluded.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus
 .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the period ended February 28, 1998.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued).
Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

During the period ended February 28, 1998, the Manager voluntarily waived investment management fees and administration fees of $276,258 and $9,742, respectively on the Money Market Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $9,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $510,069 and $196,467 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

Included under the caption "Custodian expenses" are expense offsets of $1,129 for the U.S. Government Portfolio.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Capital Stock.

At February 28, 1998, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,200,311,570 and $789,250,144, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                              Money Market Portfolio                    U.S. Government Portfolio
                                      ---------------------------------------     -------------------------------------
                                      Six Months Ended           Year Ended       Six Months Ended         Year Ended
                                           2/28/98                 8/31/97             2/28/98               8/31/97
                                        ------------            -------------       -------------         -------------
Class A
 Sold................................     539,783,366             762,333,045         406,812,911           673,017,142
 Issued on reinvestment of dividends.      19,360,536              32,106,578          16,344,296            29,037,928
 Redeemed............................  (  422,108,492)         (  749,526,445)     (  456,108,265)       (  633,094,652)
                                       --------------          --------------      --------------        --------------
 Net increase (decrease).............     137,035,410              44,913,178      (   32,951,058)           68,960,418
                                       ==============          ==============      ==============        ==============
Class B
 Sold................................     398,979,482             794,418,253         214,908,336           422,620,917
 Issued on reinvestment of dividends.       6,174,913              11,723,232           1,586,706             5,304,650
 Redeemed............................  (  412,365,878)         (  758,570,988)     (  198,841,438)       (  485,127,698)
                                       --------------          --------------      --------------        --------------
 Net increase (decrease).............  (    7,211,483)             47,570,497          17,653,604        (   57,202,131)
                                       ==============          ==============      ==============        ==============


4. Sales of Securities.

Accumulated undistributed realized losses of the Money Market Portfolio at February 28, 1998 amounted to $2,183,877. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains through August 31, 2004.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
5. Financial Highlights.

                                                                                         Money Market Portfolio
CLASS A                                                                                   Year Ended August 31,
-------                                                            -----------------------------------------------------------------
                                              Six Months Ended
                                              February 28, 1998      1997           1996          1995          1994         1993
                                              -----------------    --------       --------      --------      --------    ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........   $   1.00         $   1.00       $   1.00      $   1.00     $   1.00     $   1.00
 Income from investment operations:
    Net investment income......................       0.023            0.046          0.047         0.047        0.029        0.027
 Less distributions:
    Dividends from net investment income          (   0.023)       (   0.046)     (   0.047)    (   0.047)   (   0.029)   (   0.027)
                                                  ---------        ---------      ---------     ---------    ---------    ---------
 Net asset value, end of period................   $   1.00         $   1.00       $   1.00      $   1.00     $   1.00     $   1.00
                                                  =========        =========      =========     =========    =========    =========
 Total Return..................................       4.84%*           4.66%          4.71%         4.82%(b)     2.93%        2.69%
 Ratios/Supplemental Data
 Net assets, end of period (000)...............   $ 938,216        $ 801,001      $ 756,094     $ 661,795    $ 676,756    $ 706,074
 Ratios to average net assets:
    Expenses...................................       0.94%*           0.99%          0.98%         0.88%        0.91%        0.91%
    Net investment income......................       4.79%*           4.57%          4.63%         4.75%        2.89%        2.59%
    Management, administration and
      shareholder servicing fees waived........       0.05%*           --             0.02%         0.13%        --           0.04%
    Expenses paid indirectly...................       --   *           0.01%          0.01%         --           --           --

                                                                                         Money Market Portfolio
CLASS B (a)                                                                                Year Ended August 31,
-------                                                            -----------------------------------------------------------------
                                              Six Months Ended
                                              February 28, 1998      1997           1996          1995          1994         1993
                                              -----------------    --------       --------      --------      --------    ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........   $   1.00         $   1.00       $   1.00      $   1.00     $   1.00     $   1.00
                                                  ---------        ---------      ---------     ---------    ---------    ---------
 Income from investment operations:
    Net investment income......................       0.025            0.049          0.049         0.050        0.031        0.021
 Less distributions:
    Dividends from net investment income          (   0.025)       (   0.049)     (   0.049)    (   0.050)   (   0.031)   (   0.021)
                                                  ---------        ---------      ---------     ---------    ---------    ---------
 Net asset value, end of period................   $   1.00         $   1.00       $   1.00      $   1.00     $   1.00     $   1.00
                                                  =========        =========      =========     =========    =========    =========
 Total Return..................................       5.20%*           5.01%          5.00%         5.08%(b)     3.19%        2.84%*
 Ratios/Supplemental Data
 Net assets, end of period (000)                  $ 260,363        $ 267,439      $ 219,810     $ 217,877    $ 422,005    $ 453,093
 Ratios to average net assets:
    Expenses...................................       0.59%*           0.66%          0.70%         0.62%        0.67%        0.71%*
    Net investment income......................       5.13%*           4.90%          4.91%         4.90%        3.13%        2.75%*
    Management, administration and
      shareholder servicing fees waived               0.05%*           --             0.02%         0.13%        --           0.01%*
    Expenses paid indirectly...................       --   *           0.01%          0.01%         --           --           --

     *    Annualized
     (a)   Distribution of Class B shares commenced November 30, 1992.
     (b) Includes the effect of a capital contribution from the Manager. Without the capital contribution, the total return would have been 3.42% for Class A and 3.69% for Class B.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
5. Financial Highlights. (Continued)

                                                                                        U.S Government Portfolio
CLASS A                                                                                  Year Ended August 31,
-------                                                            -----------------------------------------------------------------
                                              Six Months Ended
                                              February 28, 1998      1997         1996          1995          1994         1993
                                              -----------------    --------    ----------    ----------    ----------    ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........   $   1.00         $   1.00     $   1.00     $   1.00      $   1.00      $   1.00
                                                  ---------        ---------    ---------    ---------     ---------     ---------
 Income from investment operations:
    Net investment income......................       0.023            0.046        0.047        0.048         0.028         0.025
 Less distributions:
    Dividends from net investment income          (   0.023)       (   0.046)   (   0.047)   (   0.048)    (   0.028)        0.025
                                                  ---------        ---------    ---------    ---------     ---------     ---------
 Net asset value, end of period................   $   1.00         $   1.00     $   1.00     $   1.00      $   1.00      $   1.00
                                                  =========        =========    =========    =========     =========     =========
 Total Return..................................       4.82%*           4.73%        4.81%        4.93%         2.79%         2.56%
 Ratios/Supplemental Data
 Net assets, end of period (000)...............   $ 702,629        $ 735,581    $ 666,620    $ 469,592     $ 398,699     $ 429,164
 Ratios to average net assets:
    Expenses...................................       0.87%*           0.81%        0.81%        0.80%         0.85%         0.85%
    Net investment income......................       4.72%*           4.61%        4.68%        4.83%         2.75%         2.52%

                                                                                        U.S Government Portfolio
CLASS B (a)                                                                              Year Ended August 31,
-------                                                            -----------------------------------------------------------------
                                              Six Months Ended
                                              February 28, 1998      1997         1996          1995          1994         1993
                                              -----------------    --------    ----------    ----------    ----------    ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........   $   1.00         $   1.00     $   1.00     $   1.00      $   1.00      $   1.00
                                                  ---------        ---------    ---------    ---------     ---------     ---------
 Income from investment operations:
    Net investment income......................       0.025            0.049        0.050        0.051         0.030         0.021
 Less distributions:
    Dividends from net investment income          (   0.025)       (   0.049)   (   0.050)   (   0.051)    (   0.030)    (   0.021)
                                                  ---------        ---------    ---------    ---------     ---------     ---------
 Net asset value, end of period................   $   1.00         $   1.00     $   1.00     $   1.00      $   1.00      $   1.00
                                                  =========        =========    =========    =========     =========     =========
 Total Return..................................       5.16%*           5.00%        5.07%        5.19%         3.04%         2.75%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...............   $  86,621        $  68,967  $   126,169    $ 306,799     $  80,196     $ 101,391
 Ratios to average net assets:
    Expenses...................................       0.55%*           0.55%        0.56%        0.55%         0.60%         0.63%*
    Net investment income......................       5.04%*           4.86%        5.04%        5.20%         2.98%         2.68%*





    *    Annualized
    (a)  Distribution of Class B shares commenced November 30, 1992.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------
Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, L.P.
     600 Fifth Avenue
     New York, New York 10020
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------





SHORT TERM
INCOME
FUND, INC.






                               Semi-Annual Report
                                February 28, 1998
                                   (Unaudited)






-------------------------------------------------------------------------------